Additional Disclosures on Financial Instruments - Financial assets, by class (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-Financial Assets
Carrying amount, Financial Assets	€ 118,169	€ 203,115
AC | Cash and cash equivalents
Non-Financial Assets
Carrying amount, Financial Assets	108,985	83,508
AC | Fixed term deposit
Non-Financial Assets
Carrying amount, Financial Assets		111,498
AC | Non-current security deposits
Non-Financial Assets
Carrying amount, Financial Assets	3,325	3,350
Fair value, Financial Assets	3,228	3,276
AC | Current security deposits
Non-Financial Assets
Carrying amount, Financial Assets	8	118
FVTPL | Non-current security deposits
Non-Financial Assets
Carrying amount, Financial Assets	1,210
Fair value, Financial Assets	1,210
FVTPL | Investment in equity instrument
Non-Financial Assets
Carrying amount, Financial Assets	4,641	4,641
Fair value, Financial Assets	€ 4,641	€ 4,641